Financial liabilities - borrowings	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Financial liabilities - borrowings
18. Financial liabilities – borrowings
The Group’s current and
non-current
borrowings are as follows:

All figures in £ millions	2020	2019
Non-current
1.875% euro notes 2021 (nominal amount €195m)	—	170
3.75% US dollar notes 2022 (nominal amount $117m)	86	89
3.25% US dollar notes 2023 (nominal amount $94m)	69	72
1.375% euro notes 2025 (nominal amount €300m)	279	262
3.75% gbp notes 2030 (nominal amount £350m)	353	—
Revolving credit facility	—	230
Lease liabilities (see note 35)	610	749

	1,397	1,572

Current (due within one year or on demand)
Bank loans and overdrafts	3	3
1.875% euro notes 2021 (nominal amount €195m)	178	—
Lease liabilities (see note 35)	73	89

	254	92

Total borrowings	1,651	1,664

Included in the
non-current
borrowings above is £11m of accrued interest (2019: £5m). Included in the current borrowings above is £2m of accrued interest (2019: £nil). In addition to the above, there are non-current
borrowings of £66m (2019: £nil) and current borrowings of £3m (2019: £nil) classified as held for sale (see note 32). The maturities of the Group’s non-current
borrowings are as follows:

All figures in £ millions	2020	2019
Between one and two years	160	251
Between two and five years	531	609
Over five years	706	712

	1,397	1,572

The carrying amounts and market values of borrowings are as follows:

	2020			2019
All figures in £ millions	Effective interest rate	Carrying value	Market value	Effective interest rate	Carrying value	Market value
Bank loans and overdrafts	n/a	3	3	n/a	3	3
1.875% euro notes 2021	2.04%	178	176	2.04%	170	170
3.75% US dollar notes 2022	3.94%	86	88	3.94%	89	90
3.25% US dollar notes 2023	3.36%	69	71	3.36%	72	72
1.375% euro notes 2025	1.44%	279	278	1.44%	262	263
3.75% gbp notes 2030	3.93%	353	404	—	—	—
Revolving credit facility	n/a	—	—	1.075%	230	230

		968	1,020		826	828

The market values stated above are based on clean market prices at the year end or, where these are not available, on the quoted market prices of comparable debt issued by other companies. The effective interest rates above relate to the underlying debt instruments.
The carrying amounts of the Group’s borrowings before the effect of derivatives (see notes 16 and 19 for further information on the impact of derivatives) are denominated in the following currencies:

All figures in £ millions	2020	2019
US dollar	458	539
Sterling	686	576
Euro	472	442
Other	35	107

	1,651	1,664

The Group has $1.19bn (£0.9bn) of undrawn capacity on its committed borrowing facilities as at 31 December 2020 (2019: $0.9bn (£0.7bn) undrawn). In addition, there are a number of short-term facilities that are utilised in the normal course of business. All of the Group’s borrowings are unsecured. In respect of lease obligations, the rights to the leased asset revert to the lessor in the event of default.